Assets held for sale and liabilities of disposal groups held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosre of major classes of assets and liabilities held for sale

Held for sale
	At
	30 Jun 2025	31 Dec 2024
	£m	£m
Disposal groups	28,128	21,620
Unallocated impairment losses[1]	(58)	(25)
Non-current assets held for sale	52	11
Assets held for sale	28,122	21,606
Liabilities of disposal groups	33,097	23,110
1This represents impairment losses in excess of the carrying value on the non-current assets, excluded from the measurement scope of IFRS 5.
Major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	At 30 Jun 2025
	French Life Insurance Business	South Africa[1]	German Private Banking Business	French portfolio of home and other loan	Germany custody business[2]	Total
	£m	£m	£m	£m	£m	£m
Operating segment	IWPB	CIB and Corporate Centre	IWPB	Corporate Centre	CIB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,683	—	—	1,683
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	12,389	—	—	—	—	12,389
Loans and advances to banks	43	—	—	—	81	124
Loans and advances to customers	—	554	263	—	631	1,448
Financial investments[3]	7,054	—	—	4,520	—	11,574
Insurance Contract Assets	24	—	—	—	—	24
Prepayments, accrued income and other assets	828	13	13	4	28	886
Total assets	20,338	567	1,959	4,524	740	28,128

Liabilities of disposal groups held for sale
Deposit by banks	—	—	—	—	75	75
Customer accounts	—	2,343	1,943	—	9,046	13,332
Financial liabilities designated at fair value	10	—	—	—	—	10
Insurance Contract Liabilities	18,196	—	—	—	—	18,196
Accruals, deferred income and other liabilities	1,400	25	16	—	43	1,484
Total liabilities	19,606	2,368	1,959	—	9,164	33,097
Expected date of completion	Second half of 2025	First quarter of 2026	Second half of 2025	Second half of 2025	Second half of 2027

	At 31 Dec 2024
	French Life Insurance Business	South Africa[1]	German Private Banking Business	Total
	£m	£m	£m	£m
Operating segment	IWPB	CIB and Corporate Centre	IWPB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,511	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	11,607	—	—	11,607
Loans and advances to banks	115	—	—	115
Loans and advances to customers	—	523	246	769
Financial investments[3]	6,776	—	—	6,776
Insurance Contract Assets	18	—	—	18
Prepayments, accrued income and other assets	793	13	18	824
Total assets	19,309	536	1,775	21,620

Liabilities of disposal groups held for sale
Customer accounts	—	2,626	1,662	4,288
Financial liabilities designated at fair value	9	—	95	104
Insurance Contract Liabilities	17,387	—	—	17,387
Accruals, deferred income and other liabilities	1,272	41	18	1,331
Total liabilities	18,668	2,667	1,775	23,110
Expected date of completion	Second Half of 2025	Second Half of 2025	Second Half of 2025
1Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of £0.6bn for book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of £2.4bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 30 June 2025, HSBC would be expected to include a cash contribution of £1.8bn.
2Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
3Represents financial investments measured at fair value through other comprehensive income.